SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
AccountingPolicyLineItems [Line Items]
Restricted cash	$ 15,917	$ 13,505	$ 7,679	$ 12,300
Allowance for doubtful debts	240	103
Advertising costs	528	316	247
Goodwill impairment	1,563
Revenue recognized	854	360	$ 445
Accrued Expenses [Member]
AccountingPolicyLineItems [Line Items]
Deferred revenues	2,001	854
Other Liabilities [Member]
AccountingPolicyLineItems [Line Items]
Deferred revenues	$ 111	$ 0
Shares Issuable upon conversion of convertible Notes Payable to related party at a price of $1.50 [Member]
AccountingPolicyLineItems [Line Items]
Conversion price of debt	$ 1.50
Shares issuable upon conversion of accrued interest payable to related party at a price of $0.75 [Member]
AccountingPolicyLineItems [Line Items]
Conversion price of debt	$ 0.75
Sales Revenue, Goods, Net [Member]
AccountingPolicyLineItems [Line Items]
Concentration risk, percentage	72.00%	76.00%	75.00%
Sales Revenue, Goods, Net [Member] | Customer One [Member]
AccountingPolicyLineItems [Line Items]
Concentration risk, percentage	38.00%	42.00%	42.00%
Sales Revenue, Goods, Net [Member] | Customer Two [Member]
AccountingPolicyLineItems [Line Items]
Concentration risk, percentage	34.00%	34.00%	33.00%
Accounts Receivable [Member]
AccountingPolicyLineItems [Line Items]
Concentration risk, percentage	55.00%	53.00%	70.00%
Europe Japan And Israel [Member]
AccountingPolicyLineItems [Line Items]
Cash and cash equivalents and restricted cash	$ 15,618
United States [Member]
AccountingPolicyLineItems [Line Items]
Cash and cash equivalents and restricted cash	$ 299
Minimum [Member]
AccountingPolicyLineItems [Line Items]
Ownership interest	20.00%
FDIC Insured amount	$ 250,000
Contract term	3 years
Maximum [Member]
AccountingPolicyLineItems [Line Items]
Ownership interest	50.00%
Contract term	5 years
Letter of Credit [Member]
AccountingPolicyLineItems [Line Items]
Restricted cash	$ 233	$ 233
Cash Restricted For Payments To Local Tax Authorities [Member]
AccountingPolicyLineItems [Line Items]
Restricted cash	$ 2,883	$ 4,199